Goodwill and Intangible Assets (Goodwill Rollforward by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 782,163	$ 847,134
Impairment		(41,020)
Acquisitions	238,824
Effect of foreign currency exchange rates	2,464	(23,951)
Balance at the end of the period	1,023,451	782,163
Shooting Sports
Changes in the carrying amount of goodwill
Balance at the beginning of the period	204,520	246,487
Impairment		(41,020)
Acquisitions	0
Effect of foreign currency exchange rates	371	(947)
Balance at the end of the period	204,891	204,520
Outdoor Products
Changes in the carrying amount of goodwill
Balance at the beginning of the period	577,643	600,647
Impairment		0
Acquisitions	238,824
Effect of foreign currency exchange rates	2,093	(23,004)
Balance at the end of the period	$ 818,560	$ 577,643